Aberdeen Emerging Markets Debt Fund

Aberdeen Funds: Summary Prospectus

February 25, 2013

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/literaturefixed. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated February 25, 2013, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: AKFAX Class C: AKFCX Class R: AKFRX Institutional Class: AKFIX Institutional Service Class: AKFSX

Objective

The Aberdeen Emerging Markets Debt Fund (the "Emerging Markets Debt Fund" or the "Fund") seeks long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Debt Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A Sales Charges" section on page 179 of the Fund's prospectus and in the "Additional Information on Purchases and Sales – Waiver of Class A Sales Charges" and "Reduction of Sales Charges" section on pages 145-147 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	0.75%[1]	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses[2]	1.22%	1.22%	1.22%	1.22%	1.22%
Total Annual Fund Operating Expenses	2.22%	2.97%	2.47%	1.97%	1.97%
Less: Amount of Fee Limitations/Expense Reimbursements[3]	1.07%	1.07%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.15%	1.90%	1.40%	0.90%	0.90%

1  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

2  "Other Expenses" are based on anticipated expenses payable by the Fund for the current fiscal year.

3  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first.

Example

This Example is intended to help you compare the cost of investing in the Emerging Markets Debt Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$537	$991
Class C shares	$293	$818
Class R shares	$143	$667
Institutional Class shares	$92	$515
Institutional Service Class shares	$92	$515

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years
Class C shares	$193	$818

Portfolio Turnover

The Emerging Markets Debt Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund began operations on November 1, 2012, there is no portfolio turnover to report.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Emerging Markets Debt Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities of emerging market companies. An emerging market country is any country determined by the Adviser or Subadviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. A company is generally considered to be an emerging market company if it:

•  is organized under the laws of, or has its principal office in an emerging market country,

•  has its principal securities trading market in an emerging market country,

•  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or

•  issues securities denominated in the currency of an emerging market country.

Debt securities, for purposes of the 80% policy, include but are not limited to conventional and index-linked bonds, debt-related interest rate swaps, conventional bonds, inflation-linked sovereign and quasi-sovereign bonds and debt-related private placements including securities issued under Regulation S. The Fund may invest in both investment-grade and high yield securities (commonly referred to as "junk bonds"). The Fund may invest in securities of any maturity.

The Emerging Markets Debt Fund is non-diversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

The portfolio management team will seek to identify those instruments that are likely to provide the greatest outperformance, taking account of forward-looking risks. It will assess both the risk-return profile of an individual investment, as well as the risk-return impact of its incremental addition to the Fund as a whole, and then construct a diversified, risk-controlled portfolio of instruments.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Emerging Markets Debt Fund.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund. The Fund may use derivative instruments as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Permitted derivative instruments include, but are not limited to, fixed income futures, non-deliverable forwards and swaps (including, but not limited to, credit default, credit derivative, interest rate, currency and inflation swaps). Derivative instruments may be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund, or for other purposes deemed necessary by the Adviser and/or Subadviser to pursue the Fund's investment objective. Credit derivatives may be used to adjust the Fund's exposure to the emerging market debt sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers. The Fund may take short positions via derivatives in securities, interest rates, credits, currencies and markets. To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the market value of the derivative would be included to meet the 80% policy.

For additional information regarding derivatives, see "Fund Details: Additional Information about Investments and Investment Techniques" and "Additional Information About Risks" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

2  Aberdeen Emerging Markets Debt Fund: Summary Prospectus as of February 25, 2013

Principal Risks

The Emerging Markets Debt Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Credit Risk – a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk – changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk – some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk – a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk – the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk – the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities – the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk – as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This forces the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk – principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Non-Diversified Fund Risk – because the Fund is non-diversified, the Fund may hold larger positions in fewer securities than other funds. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Derivatives Risk (including Options, Futures and Swaps) – derivatives are speculative and may hurt the Fund's performance. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk – to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk – losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk – the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Non-Hedging Foreign Currency Trading Risk – the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the Fund.

Restricted Securities Risk – Investments in restricted securities, including Regulation S Securities, could have the effect of increasing the Fund's level of illiquidity. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

  Aberdeen Emerging Markets Debt Fund: Summary Prospectus as of February 25, 2013  3

Valuation Risk – the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Impact of Large Redemptions and Purchases of Fund Shares – Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Risks" in the prospectus.

Performance

Performance information is not available for the Emerging Markets Debt Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Emerging Markets Debt Fund's investment adviser. The Adviser has selected Aberdeen Asset Managers Limited as subadviser (the "Subadviser") to the Fund.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Kevin Daly	Portfolio Manager	Inception
Brett Diment	Head of Emerging Market & Sovereign Debt	Inception
Edwin Gutierrez	Portfolio Manager	Inception
Viktor Szabó	Portfolio Manager	Inception
Max Wolman	Portfolio Manager	Inception

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000
To open an IRA account	$1,000
Additional investments	$50
To start an Automatic Asset Accumulation Plan	$1,000
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R Shares
To open an account	No Minimum
Additional investments	No Minimum
Institutional Class Shares
To open an account	$1,000,000
Additional investments	No Minimum
Institutional Service Class Shares
To open an account	$1,000,000
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), and generally do not apply to retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to apply or waive investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

4  Aberdeen Emerging Markets Debt Fund: Summary Prospectus as of February 25, 2013

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